Others, Net	12 Months Ended
Dec. 31, 2021
Others, Net [Abstract]
Others, Net
15. Others, Net

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Government grants	18,087	28,644	42,202
Fair value changes of short-term investments	863	9,396	28,810
Donation	(1,620)	(1,459)	(9,801)
Impairment of long-term investments	—	—	(7,000)
VAT exemption due to the COVID-19 (Note 10)	—	51,889	(5,353)
Foreign exchange gains/(losses)	3,279	(23,935)	(5,005)
Loss from lease termination	—	—	(2,809)
Remeasured loss from previously held interest (Note 5)	—	—	(2,456)
Others	(545)	(3,483)	(1,915)

Total	20,064	61,052	36,673